STOCKHOLDERS' DEFICIT (Details Textual) - USD ($)																																															1 Months Ended																																3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 04, 2016	Dec. 28, 2015	Dec. 23, 2015	Dec. 21, 2015	Dec. 17, 2015	Dec. 16, 2015	Dec. 15, 2015	Dec. 11, 2015	Dec. 10, 2015	Dec. 08, 2015	Dec. 04, 2015	Nov. 30, 2015	Nov. 24, 2015	Nov. 23, 2015	Oct. 16, 2015	Oct. 15, 2015	Oct. 13, 2015	Oct. 08, 2015	Oct. 07, 2015	Sep. 16, 2015	Sep. 08, 2015	Sep. 04, 2015	Aug. 14, 2015	Jul. 02, 2015	Jun. 16, 2015	Jun. 05, 2015	Jun. 04, 2015	Jun. 03, 2015	May. 07, 2015	Apr. 14, 2015	Mar. 17, 2015	Mar. 16, 2015	Mar. 12, 2015	Mar. 11, 2015	Mar. 06, 2015	Feb. 17, 2015	Feb. 09, 2015	Feb. 04, 2015	Feb. 02, 2015	Dec. 10, 2014	Dec. 09, 2014	Dec. 04, 2014	Nov. 04, 2014	Aug. 07, 2014	Jul. 02, 2014	May. 09, 2014	Apr. 30, 2016	Dec. 30, 2015	Dec. 29, 2015	Nov. 17, 2015	Oct. 31, 2015	Oct. 31, 2015	Oct. 28, 2015	Sep. 22, 2015	Sep. 18, 2015	Sep. 01, 2015	Aug. 26, 2015	Jul. 24, 2015	May. 21, 2015	Apr. 28, 2015	Apr. 21, 2015	Apr. 15, 2015	Mar. 20, 2015	Mar. 19, 2015	Mar. 18, 2015	Jan. 30, 2015	Dec. 26, 2014	Dec. 24, 2014	Dec. 16, 2014	Dec. 11, 2014	Nov. 05, 2014	Oct. 17, 2014	Sep. 11, 2014	Jul. 18, 2014	Nov. 30, 2013	Oct. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jul. 10, 2015	Feb. 28, 2015	Nov. 12, 2014	Oct. 31, 2014
Debt Instrument, Convertible, Conversion Price																																													$ 0.0709
Debt Conversion, Converted Instrument, Amount																																													$ 139,680																																					$ 152,285	$ 0
Debt Instrument, Periodic Payment																																													$ 154,798
Stock Issued During Period, Shares, New Issues																																																				1,500,000
Warrants Expire Period																																																					4 years																								5 years
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																																																					$ 26,190,476																								$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																					$ 0.60																								$ 0.0698
Debt Conversion, Converted Instrument, Shares Issued																																													2,183,333
Stock Issued During Period, Shares, Issued for Services																																										3,000,000
Stock Issued During Period, Value, Issued for Services																																																																																		$ 741,276	$ 244,500
Common stock, authorized shares																																																																																2,000,000,000		2,000,000,000	2,000,000,000		10,000,000,000		100,000,000
Common stock, par value																																																																																$ 0.001		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Debt Conversion, Original Debt, Amount																																																																										$ 50,000
Class of Warrant or Right, Outstanding																																																																																33,569,634		7,379,158
Share Price																																																																																$ 0.0279		$ 0.0899
Scientific Advisory Board [Member]
Stock Issued During Period, Shares, Issued for Services																					600,000
Shares Issued, Price Per Share																					$ 0.0369
Stock Issued During Period, Value, Issued for Services																					$ 22,140
Common Stock [Member]
Debt Instrument, Convertible, Conversion Price																																																																		$ 0.0025																$ 0.0025
Debt Conversion, Converted Instrument, Amount																																																																		$ 25,000																$ 25,000
Debt Conversion, Converted Instrument, Shares Issued																																																																		10,000,000																10,000,000
Stock Issued During Period, Shares, Issued for Services																																																																																		19,258,316	1,915,000
Shares Issued, Price Per Share																																						$ 0.0025
Stock Issued During Period, Value, Issued for Services																																																																																		$ 19,258	$ 1,915
Common stock, authorized shares																																																																																					2,000,000,000		10,000,000,000
Common stock, par value																																																																																$ 0.001		$ 0.001			$ 0.001		$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																		181,185,110
Common Stock [Member] | Investment Banking Service Agreement [Member]
Stock Issued During Period, Shares, Issued for Services																																																																												500,000
Shares Issued, Price Per Share																																																																												$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																												$ 50,000
Preferred Stock [Member]
Preferred stock, authorized shares																																																																																10,000,000		10,000,000
Preferred stock, par value																																																																																$ 0.01		$ 0.01
Director [Member]
Debt Conversion, Converted Instrument, Amount																																						$ 14,000
Debt Conversion, Converted Instrument, Shares Issued																																						17,654,470
Investor [Member]
Stock Issued During Period, Shares, Issued for Services																																																																					9,400,000	1,000,000	3,000,000
Shares Issued, Price Per Share																																																																					$ 0.0025	$ 0.0025	$ 0.001
Stock Issued During Period, Value, Issued for Services																																																																					$ 23,500	$ 2,500	$ 3,000
First Tranche [Member]
Stock Issued During Period, Shares, New Issues																																																																									7,426,000
Second Tranche [Member]
Stock Issued During Period, Shares, New Issues																																											8,161,000
Debt Settlement Agreements [Member] | Director [Member]
Debt Conversion, Converted Instrument, Amount																																						$ 44,136
Debt Conversion, Converted Instrument, Shares Issued																																						17,654,470
Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																		8,000,000			600,000			500,000			500,000															4,000,000		500,000		1,000,000	1,500,000					1,500,000					560,000			500,000		6,000,000										10,000,000								560,000		100,000
Shares Issued, Price Per Share															$ 0.0415												$ 0.0706																			$ 0.10					$ 0.031	$ 0.031					$ 0.04															$ 0.008
Stock Issued During Period, Value, Issued for Services																											$ 35,300																			$ 100,000						$ 46,500																				$ 80,000								$ 30,285
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																			400,000	400,000																											3,000,000		3,000,000					3,000,000		4,000,000
Stock Issued During Period, Value, New Issues																																																			$ 11,720
Accrued Professional Fees, Current															$ 166,000																																																																	68,940
Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services	1,000,000														4,000,000									500,000		6,758,316	500,000	1,000,000	6,758,316																			1,000,000											1,000,000																			300,000
Shares Issued, Price Per Share																											$ 0.0706		$ 0.043																			$ 0.0260											$ 0.0445																			$ 0.20
Stock Issued During Period, Value, Issued for Services																										$ 88,446	$ 35,300	$ 7,265	$ 290,608																														$ 44,500																			$ 12,000		15,461		$ 5,015		$ 48,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																													3,379,158																														1,000,000
Share Price																													$ 0.043																														$ 0.0445
Accrued Professional Fees, Current																																																$ 26,000																																189
Consultant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																													$ 0.03																														$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																													397.00%																														397.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																													60 months																														60 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																													1.54%																														1.54%
Warrants and Rights Outstanding																													$ 145,303																														$ 44,500
Prepaid Expense																													101,080																														37,235
Share-based Compensation, Total																													$ 44,223																														$ 7,265
Consultant One [Member]
Stock Issued During Period, Shares, New Issues															4,000,000																																	1,000,000				1,100,000
Stock Issued During Period, Shares, Issued for Services																																																										8,000,000																								80,000
Shares Issued, Price Per Share																																																										$ 0.0435
Stock Issued During Period, Value, Issued for Services																																																										$ 348,000																						407,581
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																										8,000,000
Consultant One [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																														250,000
Shares Issued, Price Per Share																																																																														$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																														$ 50,000
Consultant Two [Member]
Stock Issued During Period, Value, New Issues																																																																																$ 299,246
Consultant Two [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																														137,500
Shares Issued, Price Per Share																																																																														$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																														$ 27,500
Consultant Three [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																														10,000
Shares Issued, Price Per Share																																																																														$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																														$ 2,000
Consultant Four [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																														150,000
Shares Issued, Price Per Share																																																																														$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																														$ 30,000
Consultant Six [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																													300,000
Shares Issued, Price Per Share																																																																													$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																													$ 60,000
Consultant Seven [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																													25,000
Shares Issued, Price Per Share																																																																													$ 0.20
Stock Issued During Period, Value, Issued for Services																																																																													$ 5,000
Consultant Eight [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																												200,000
Shares Issued, Price Per Share																																																																												$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																												$ 13,333
Increase (Decrease) in Prepaid Expense																																																																												$ 6,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																																												3 years
Consultant Nine [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																												100,000
Shares Issued, Price Per Share																																																																												$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																												$ 10,000
Consultant Ten [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																											30,000
Shares Issued, Price Per Share																																																																											$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																											$ 3,000
Consultant Eleven [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																											25,000
Shares Issued, Price Per Share																																																																											$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																											$ 2,500
Issue One [Member]
Debt Instrument, Convertible, Conversion Price																							$ 0.02365							$ 0.0020	$ 0.0017	$ 0.0017	$ 0.0015	$ 0.0015	$ 0.0006	$ 0.0006	$ 0.0035		$ 0.0006	$ 0.0011	$ 0.0011																				$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020		$ 0.0007	$ 0.0007	$ 0.0012
Debt Instrument, Periodic Payment																														$ 4,271	$ 1,061	$ 15,534	$ 1,001	$ 14,675	$ 3,410	$ 3,266	$ 21,100		$ 3,446																						$ 28,202	$ 10,145	$ 23,762	$ 8,260	$ 20,053		$ 4,044	$ 3,762	$ 6,000
Debt Conversion, Converted Instrument, Shares Issued																							866,796																	6,698,331	4,870,391
Debt Conversion, Original Debt, Amount																							$ 20,500																	$ 7,368	$ 5,357
Stock Issued During Period, Shares, Conversion of Convertible Securities																														2,135,450	622,504	9,110,833	674,141	9,882,013	6,200,000	5,937,563	6,089,544		6,265,964																						14,100,870	5,072,740	12,001,242	4,171,808	10,127,576		5,655,958	5,700,000	5,194,805
Issue Two [Member]
Debt Instrument, Convertible, Conversion Price																							$ 0.02365								$ 0.0019		$ 0.0015	$ 0.0015	$ 0.0015	$ 0.0035
Debt Instrument, Periodic Payment																															$ 20,048		$ 14,678	$ 10,121	$ 6,443	$ 15,323
Debt Conversion, Converted Instrument, Shares Issued																							879,585
Debt Conversion, Original Debt, Amount																							$ 20,802
Stock Issued During Period, Shares, Conversion of Convertible Securities																															10,414,660		9,884,155	6,815,185	4,338,384	4,422,257
Issue Three [Member]
Debt Instrument, Convertible, Conversion Price																																	$ 0.0016		$ 0.0015																						$ 0.018425
Debt Instrument, Periodic Payment																																	$ 10,125		$ 1,011
Debt Conversion, Converted Instrument, Shares Issued																																																									1,414,843
Debt Conversion, Original Debt, Amount																																																									$ 26,068
Stock Issued During Period, Shares, Conversion of Convertible Securities																																	6,347,918		680,485
Issue Four [Member]
Debt Instrument, Convertible, Conversion Price																																																								$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																																								1,396,108
Debt Conversion, Original Debt, Amount																																																								$ 25,723
Issue Five [Member]
Debt Instrument, Convertible, Conversion Price																						$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																						849,263
Debt Conversion, Original Debt, Amount																						$ 15,648
Issue Six [Member]
Debt Instrument, Convertible, Conversion Price																				$ 0.018975
Debt Conversion, Converted Instrument, Shares Issued																				826,726
Debt Conversion, Original Debt, Amount																				$ 15,687
Issue Six [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																											500,000
Issue Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																							$ 0.017875
Debt Conversion, Converted Instrument, Shares Issued																																																							877,969
Debt Conversion, Original Debt, Amount																																																							$ 15,694
Issue Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																						$ 0.01716
Debt Conversion, Converted Instrument, Shares Issued																																																						911,294
Debt Conversion, Original Debt, Amount																																																						$ 15,638
Issue Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																			$ 0.012375	$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																																				2,152,289
Debt Conversion, Original Debt, Amount																																																				$ 26,635
Issue Ten [Member]
Debt Instrument, Convertible, Conversion Price																			$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																			2,535,293
Debt Conversion, Original Debt, Amount																			$ 31,374
Issue Eleven [Member]
Debt Instrument, Convertible, Conversion Price																	$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																	8,808,435
Debt Conversion, Original Debt, Amount																	$ 109,004
Issue Twelve [Member]
Debt Instrument, Convertible, Conversion Price																	$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																	8,461,602
Debt Conversion, Original Debt, Amount																	$ 104,712
Issue Thirteen [Member]
Debt Instrument, Convertible, Conversion Price																$ 0.01
Debt Conversion, Converted Instrument, Shares Issued																5,000,000
Debt Conversion, Original Debt, Amount																$ 50,000
Issue Fourteen [Member]
Debt Instrument, Convertible, Conversion Price																																																		$ 0.01986
Debt Conversion, Converted Instrument, Shares Issued																																																		105,709
Debt Conversion, Original Debt, Amount																																																		$ 2,099
Issue Fifteen [Member]
Debt Instrument, Convertible, Conversion Price																																																		$ 0.01
Debt Conversion, Converted Instrument, Shares Issued																																																		3,500,000
Debt Conversion, Original Debt, Amount																																																		$ 35,000
Issue Sixteen [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued														1,019,925
Debt Conversion, Original Debt, Amount														$ 15,707
Issue Seventeen [Member]
Debt Instrument, Convertible, Conversion Price													$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued													1,360,185
Debt Conversion, Original Debt, Amount													$ 20,947
Issue Eighteen [Member]
Debt Instrument, Convertible, Conversion Price												$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued												3,200,448
Debt Conversion, Original Debt, Amount												$ 49,287
Issue Nineteen [Member]
Debt Instrument, Convertible, Conversion Price											$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued											2,058,637
Debt Conversion, Original Debt, Amount											$ 31,703
Issue Twenty [Member]
Debt Instrument, Convertible, Conversion Price										$ 0.01595
Debt Conversion, Converted Instrument, Shares Issued										3,963,207
Debt Conversion, Original Debt, Amount										$ 63,213
Issue Twenty One [Member]
Debt Instrument, Convertible, Conversion Price								$ 0.02608
Debt Conversion, Converted Instrument, Shares Issued								1,917,178
Debt Conversion, Original Debt, Amount								$ 50,000
Issue Twenty Two [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.02712
Debt Conversion, Converted Instrument, Shares Issued							1,843,658
Debt Conversion, Original Debt, Amount							$ 50,000
Issue Twenty Three [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.01650
Debt Conversion, Converted Instrument, Shares Issued						1,926,177
Debt Conversion, Original Debt, Amount						$ 31,782
Issue Twenty Four [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.02500
Debt Conversion, Converted Instrument, Shares Issued					1,600,000
Debt Conversion, Original Debt, Amount					$ 40,000
Issue Twenty Five [Member]
Debt Instrument, Convertible, Conversion Price				$ 0.02360
Debt Conversion, Converted Instrument, Shares Issued				1,694,916
Debt Conversion, Original Debt, Amount				$ 40,000
Issue Twenty Six [Member]
Debt Instrument, Convertible, Conversion Price				$ 0.01584
Debt Conversion, Converted Instrument, Shares Issued				3,265,069
Debt Conversion, Original Debt, Amount				$ 51,719
Issue Twenty Seven [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.02320
Debt Conversion, Converted Instrument, Shares Issued			1,724,138
Debt Conversion, Original Debt, Amount			$ 40,000
Issue Twenty Eight [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.01584
Debt Conversion, Converted Instrument, Shares Issued			1,983,188
Debt Conversion, Original Debt, Amount			$ 31,414
Issue Twenty Nine [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.02320
Debt Conversion, Converted Instrument, Shares Issued		1,724,138
Debt Conversion, Original Debt, Amount		$ 40,000
Issue Thirty [Member]
Debt Instrument, Convertible, Conversion Price																																																	$ 0.01573
Debt Conversion, Converted Instrument, Shares Issued																																																	999,783
Debt Conversion, Original Debt, Amount																																																	$ 15,727
Issue Thirty One [Member]
Debt Instrument, Convertible, Conversion Price																																																$ 0.02284
Debt Conversion, Converted Instrument, Shares Issued									1,751,314
Debt Conversion, Original Debt, Amount									$ 40,000
Loans from Directors [Member]
Debt Conversion, Converted Instrument, Amount																																						$ 27,000
Debt Conversion, Converted Instrument, Shares Issued																																						33,259,350
Loans from Directors [Member] | Director [Member]
Debt Instrument, Convertible, Conversion Price																																						$ 0.0025
Debt Conversion, Converted Instrument, Amount																																						$ 41,000
Loans from Directors [Member] | Debt Settlement Agreements [Member]
Debt Conversion, Converted Instrument, Amount																																						$ 83,148
Debt Conversion, Converted Instrument, Shares Issued																																						33,259,350
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																																																																															8,161,000		8,161,000
Preferred stock, authorized shares																																									500,000																																							10,000,000		10,000,000	10,000,000
Preferred stock, par value																																									$ 0.01																																							$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																																									500,000																																									500,000	0
Shares Issued, Price Per Share																																																																															$ 0.00213	$ 0.00213	$ 0.00213
Stock Issued During Period, Value, Issued for Services																																																																															$ 1,067			$ 5,000	$ 0
Stock Issued During Period, Value, New Issues																																																																																	$ 1,067
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																		0
Series B Preferred Stock [Member]
Preferred stock, authorized shares																																																																																5		5	5
Preferred stock, par value																									$ 0.01																																																							$ 0.01		$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																																																																																		1	0
Shares Issued, Price Per Share																									$ 0.1165																																																									$ 0.1165
Stock Issued During Period, Value, Issued for Services																									$ 0.12																																																									$ 0	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																																																		0